Discontinued Operations (Details) - Schedule of Discontinued Operations Assets and Liabilities - Discontinued Operations [Member] - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash	¥ 61,851	¥ 61,857
Prepaid expenses and other current assets	3,964	8,010
Total current assets	65,815	69,867
Property and equipment, net	10,184	10,383
Intangible assets, net	1	135
Deferred tax assets	825	1,370
Total non-current assets	11,010	11,888
Total assets	76,825	81,755
Current liabilities
Contract liabilities	49,862	49,862
Accounts payable	12,898	12,898
Deferred tax liabilities	269	427
Accrued expenses and other payables	41,612	47,640
Total current liabilities	104,641	110,827
Total liabilities	¥ 104,641	¥ 110,827